Investment Portfolio - July 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 96.9%

Communication Services - 9.3%
Diversified Telecommunication Services - 1.9%
Helios Towers plc (Tanzania)*	1,666,981	$2,612,967
Internet Initiative Japan, Inc. (Japan)	172,900	3,184,218
U-Next Holdings Co. Ltd. (Japan)	201,500	2,709,793
		8,506,978
Entertainment - 2.3%
CTS Eventim AG & Co. KGaA
(Germany)	55,970	6,320,382
NetEase Cloud Music, Inc. (China)*1	111,800	3,622,401
		9,942,783
Interactive Media & Services - 5.1%
Auto Trader Group plc (United Kingdom)[1]	377,650	4,169,179
Hemnet Group AB (Sweden)	54,447	1,567,990
Rightmove plc (United Kingdom)	679,652	7,334,462
Scout24 SE (Germany)[1]	70,929	9,479,074
		22,550,705
Total Communication Services		41,000,466
Consumer Discretionary - 7.1%
Household Durables - 1.9%
Coway Co. Ltd. (South Korea)	37,346	2,912,828
Nikon Corp. (Japan)	221,400	2,150,170
Rinnai Corp. (Japan)	133,812	3,302,742
		8,365,740
Leisure Products - 0.5%
Thule Group AB (Sweden)[1]	75,991	2,149,161
Specialty Retail - 3.4%
Auto1 Group SE (Germany)*1	136,315	4,086,440
Cartrade Tech Ltd. (India)*	143,267	3,560,594
JUMBO S.A. (Greece)	100,264	3,391,446
PAL GROUP Holdings Co. Ltd. (Japan)	123,600	4,044,180
		15,082,660
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli S.p.A. (Italy)	50,400	5,652,000
Total Consumer Discretionary		31,249,561
Consumer Staples - 1.8%
Food Products - 1.0%
Gruma S.A.B. de C.V. - Class B (Mexico)	76,023	1,309,578
LT Foods Ltd. (India)	541,310	2,986,436
		4,296,014
Personal Care Products - 0.8%
Cosmax, Inc. (South Korea)	20,715	3,730,258
Total Consumer Staples		8,026,272
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz S.A. (France)	36,048	6,780,108
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 20.5%
Banks - 5.3%
Fukuoka Financial Group, Inc. (Japan)	239,100	$6,519,552
Kyoto Financial Group, Inc. (Japan)	385,700	6,977,598
Ringkjoebing Landbobank A/S
(Denmark)	33,507	7,386,669
Sydbank AS (Denmark)	35,720	2,646,396
		23,530,215
Capital Markets - 12.0%
360 ONE WAM Ltd. (India)	323,562	3,872,831
Euronext N.V. (Netherlands)[1]	74,912	12,074,997
ICG plc (United Kingdom)	108,300	3,100,907
Kfin Technologies Ltd. (India)	235,961	2,894,168
Multi Commodity Exchange of India Ltd. (India)	54,211	4,730,864
Nordnet AB publ (Sweden)	259,866	7,017,967
St. James’s Place plc (United Kingdom)	497,058	8,554,810
Swissquote Group Holding S.A.
(Switzerland)	15,896	10,562,028
		52,808,572
Insurance - 3.2%
Alm Brand A/S (Denmark)	629,270	1,737,510
Definity Financial Corp. (Canada)	208,296	11,222,067
Steadfast Group Ltd. (Australia)	333,074	1,267,641
		14,227,218
Total Financials		90,566,005
Health Care - 4.7%
Biotechnology - 0.3%
PharmaEssentia Corp. (Taiwan)*	84,000	1,386,771
Health Care Equipment & Supplies - 0.6%
Classys, Inc. (South Korea)	65,912	2,727,162
Health Care Providers & Services - 0.9%
Max Healthcare Institute Ltd. (India)	285,103	4,044,923
Health Care Technology - 0.9%
Pro Medicus Ltd. (Australia)	18,038	3,704,186
Pharmaceuticals - 2.0%
ALK-Abello A/S (Denmark)*	302,514	8,777,092
Total Health Care		20,640,134
Industrials - 29.7%
Aerospace & Defense - 5.0%
Babcock International Group plc (United Kingdom)	895,696	12,280,290
Saab AB - Class B (Sweden)	179,571	9,767,588
		22,047,878
Building Products - 0.4%
Munters Group AB (Sweden)[1]	112,741	1,586,635

Commercial Services & Supplies - 5.4%
Daiei Kankyo Co. Ltd. (Japan)	239,000	4,924,694
Element Fleet Management Corp.
(Canada)	363,213	9,447,313

Investment Portfolio - July 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Japan Elevator Service Holdings Co. Ltd. (Japan)	346,500	$9,249,999
		23,622,006
Construction & Engineering - 0.4%
Budimex S.A. (Poland)	11,046	1,653,101
Electrical Equipment - 3.0%
Hyosung Heavy Industries Corp. (South Korea)	6,978	6,082,867
SWCC Corp. (Japan)	119,200	7,135,909
		13,218,776
Ground Transportation - 0.5%
TFI International, Inc. (Canada)	27,341	2,377,735
Machinery - 6.8%
FLSmidth & Co. A/S (Denmark)	71,326	4,195,849
HD Hyundai Marine Solution Co. Ltd. (South Korea)	8,134	1,189,710
The Japan Steel Works Ltd. (Japan)	132,700	8,184,616
Konecranes OYJ (Finland)	64,077	5,339,674
Krones AG (Germany)	11,312	1,675,034
Mitsui E&S Co. Ltd. (Japan)	197,300	4,110,634
MNC Solution Co. Ltd. (South Korea)	23,665	2,745,006
THK Co. Ltd. (Japan)	98,900	2,779,979
		30,220,502
Professional Services - 2.9%
ALS Ltd. (Australia)	371,988	4,324,540
BayCurrent, Inc. (Japan)	107,300	6,161,171
Insource Co. Ltd. (Japan)	409,300	2,470,439
		12,956,150
Trading Companies & Distributors - 5.3%
Diploma plc (United Kingdom)	110,014	7,787,888
Howden Joinery Group plc (United Kingdom)	469,666	5,437,124
Sojitz Corp. (Japan)	239,800	5,707,207
Toromont Industries Ltd. (Canada)	45,302	4,593,301
		23,525,520
Total Industrials		131,208,303

Information Technology - 14.9%
Electronic Equipment, Instruments & Components - 7.3%
AAC Technologies Holdings, Inc. (China)	498,500	2,520,503
Celestica, Inc. (Canada)*	25,981	5,194,137
Cowell e Holdings, Inc. (Hong Kong)*	928,743	3,124,668
Halma plc (United Kingdom)	152,143	6,509,972
Kaynes Technology India Ltd. (India)*	47,447	3,323,196
Lagercrantz Group AB - Class B
(Sweden)	331,175	7,688,937
Next Vision Stabilized Systems Ltd. (Israel)	71,115	2,914,760
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Oxford Instruments plc (United Kingdom)	42,015	$1,007,646
		32,283,819
IT Services - 1.7%
JBCC Holdings, Inc. (Japan)	308,000	2,647,080
Netcompany Group A/S (Denmark)*1	54,372	1,993,810
Sopra Steria Group (France)	12,282	2,646,370
		7,287,260
Semiconductors & Semiconductor Equipment - 2.1%
ASPEED Technology, Inc. (Taiwan)	29,000	4,391,782
BE Semiconductor Industries N.V.
(Netherlands)	19,218	2,596,580
eMemory Technology, Inc. (Taiwan)	35,000	2,369,309
		9,357,671
Software - 3.8%
Cellebrite DI Ltd. (Israel)*	39,858	557,215
The Descartes Systems Group, Inc. (Canada)*	8,621	910,817
Kinaxis, Inc. (Canada)*	34,390	5,103,897
Kingdee International Software Group Co. Ltd. (China)*	2,245,000	5,210,670
Technology One Ltd. (Australia)	192,327	5,030,994
		16,813,593
Total Information Technology		65,742,343
Materials - 5.5%
Chemicals - 0.8%
Fuso Chemical Co. Ltd. (Japan)	125,200	3,547,489
Construction Materials - 0.9%
Wienerberger AG (Austria)	114,305	3,831,781
Metals & Mining - 3.8%
Altius Minerals Corp. (Canada)	172,419	3,619,853
Gravita India Ltd. (India)	152,822	3,248,978
OR Royalties, Inc. (Canada)	221,763	6,142,656
SSAB AB - Class B (Sweden)	662,138	3,742,189
		16,753,676
Total Materials		24,132,946

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Nomura Real Estate Holdings, Inc. (Japan)	473,500	2,623,955
Tosei Corp. (Japan)	107,600	2,074,798
Total Real Estate		4,698,753
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NHPC Ltd. (India)	4,117,903	3,886,138

TOTAL COMMON STOCKS
(Identified Cost $296,119,340)		427,931,029

Investment Portfolio - July 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.1%
Dreyfus Government Cash Management, Institutional Shares, 4.20%[2]
(Identified Cost $13,558,392)	13,558,392	$13,558,392

TOTAL INVESTMENTS - 100.0%		441,489,421
(Identified Cost $309,677,732)

OTHER ASSETS, LESS LIABILITIES - 0.0%##		176,335
NET ASSETS - 100%		$441,665,756

*Non-income producing security.

##Less than 0.1%.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $39,161,697, which represented 8.9% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 20.5%, United Kingdom - 12.7% and Canada - 11.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2025

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$41,000,466	$—	$41,000,466	$—
Consumer Discretionary	31,249,561	—	31,249,561	—
Consumer Staples	8,026,272	1,309,578	6,716,694	—
Energy	6,780,108	—	6,780,108	—
Financials	90,566,005	11,222,067	79,343,938	—
Health Care	20,640,134	—	20,640,134	—
Industrials	131,208,303	16,418,349	114,789,954	—
Information Technology	65,742,343	11,766,066	53,976,277	—
Materials	24,132,946	9,762,509	14,370,437	—
Real Estate	4,698,753	—	4,698,753	—
Utilities	3,886,138	—	3,886,138	—
Short-Term Investment	13,558,392	13,558,392	—	—
Total assets	$441,489,421	$64,036,961	$377,452,460	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4